Trade receivables	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Trade receivables
6.	Trade receivables

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Trade receivables	40,926	152,256
Provision on impairment	(2,470)	(22,252)

Total	38,456	130,004

The following is an aging analysis of trade receivables presented based on the invoice date at the end of each reporting period, which approximated the respective revenue recognition dates.

	As of December 31,
	2021	2022
	RMB’000	RMB’000
0 – 90 days	16,472	124,736
91 – 180 days	16,292	1,029
181 – 365 days	5,473	10,480
1 – 2 years	2,689	14,852
2 – 3 years	—	1,159

Total	40,926	152,256

The Group uses a provision matrix to calculate ECL for trade receivables that result from transactions within the scope of IFRS 15. The provision rates are based on customer’s aging as groupings for various debtors that have similar loss patterns. The provision matrix is based on the Group’s historical default rates taking into consideration forward-looking information that is reasonable, supportable and available without undue costs and effort. The provision on impairment was RMB19.8 million and RMB2.5 million, respectively, in 2022 and 2021.
The movement in the loss allowance for trade receivables during the years indicated are as follows:

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Beginning of the year	—	2,470
Provision for expected credit loss, net	2,470	19,782

End of the year	2,470	22,252

The impairment as of December 31, 2021 and 2022 was determined as follows:

	Within 1 year	1-2 years	2-3 years	Over 3 years
As of December 31, 2021:
Expected credit loss rate	4%	11%	—	—
Gross carrying amount (RMB’000)	38,237	2,124	—	—

Impairment allowances (RMB’000)	1,666	239	—	—

As of December 31, 2022:
Expected credit loss rate	6%	12%	84%	—
Gross carrying amount ( RMB’000 )	133,353	5,903	272	—

Impairment allowances ( RMB’000 )	8,595	701	228	—

Other than above impairment calculated by provision matrix, as of December 31, 2022 and 2021, impairment allowances was fully made for specific trade receivables with gross amount of RMB12.7 million and RMB0.6 million which were considered to be in default due to conditions which indicated that the Group was unlikely to receive the outstanding contractual amounts.